Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, allowance for doubtful accounts	$ 123,026	$ 35,196	$ 8,963
Common stock, par value	$ .001	$ 0.001	$ 0.001
Common stock, shares authorized	350,000,000	350,000,000	350,000,000
Common stock, shares issued	139,099,843	137,219,968	63,056,519
Common stock, shares outstanding	139,099,843	137,219,968	63,056,519
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ .001	$ 0.001	$ 0.001
Preferred stock, shares authorized	6,175	6,175	6,175
Preferred stock, shares issued	6,175	6,175	6,175
Preferred stock, shares outstanding	0	0	0
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ .001	$ 0.001	$ 0.001
Preferred stock, shares authorized	293	293	293
Preferred stock, shares issued	293	293	293
Preferred stock, shares outstanding	0	0	0
Undesignated Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,993,532	4,993,532	4,993,532
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0